FV Measurements (Change in Fair Value of Level 3 Financial Assets) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 32
Total realized and unrealized gains (losses) included in non-regulated operating revenues	9
Ending Balance	41
Physical natural gas purchases
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains (losses) included in non-regulated operating revenues	7
Power
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	5
Total realized and unrealized gains (losses) included in non-regulated operating revenues	2
Ending Balance	7
Natural gas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	27
Ending Balance	$ 34